Massachusetts Mutual Variable Annuity Separate Account 1 --
Flex Extra (Qualified)

Part 11

Part 11 was not included with the Annual Report (N30-D filing) sent to the contract owners in February, 2000. The contract owners did receive the accompanying Separate Account financial statements and the respective underlying Fund reports that the Massachusetts Mutual Variable Annuity Separate Account 1-Flex Extra (Qualified) invest in.

The following underlying Funds that were sent to the contract owners are incorporated by reference in this filing to the SEC as part of the Edgarization filing:

1.	The MML Series Investment Fund was edgarized and filed with the SEC in February, 2000 under File number 811-0224.

2.	The Oppenheimer Variable Account Fund was edgarized and filed with the SEC in February, 2000 under File number 811-04108.

A Message To Our Contract Owners:

We are pleased to forward this combined Annual Report of the segment of Massachusetts Mutual Variable Annuity Separate Account 1 (“Separate Account 1”) pertaining to Flex Extra (Qualified) (the “Segment ”), four Funds of the MML Series Investment Fund, (“MML Trust ”) and three Funds of the Oppenheimer Variable Account Funds available to owners of Flex Extra contracts. These reports are for the year ended December 31, 1999.

The Annual Report for the Segment begins on page 2. The Segment has net assets of $4,708,027,474 as of December 31, 1999. Net asset values per accumulation unit for the MML Equity, MML Money Market, MML Managed Bond and MML Blend, Oppenheimer Capital Appreciation, Oppenheimer Global Securities and Oppenheimer Strategic Bond Divisions of the Segment as of December 31, 1999 are shown in detail in the table on page 2.

The Annual Report for the MML Trust follows the Segment’s Annual Report. This report contains a detailed description of the financial results of the MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund for the year ended December 31, 1999.

The Annual Report for the Oppenheimer Variable Account Funds follows the MML Trust’s Annual Report. This report contains a detailed description of the financial results of the Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Global Securities Fund/VA and Oppenheimer Strategic Bond Fund/VA for the year ended December 31, 1999.

We appreciate the interest and confidence you have shown in Separate Account 1.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

Robert J. O ’Connell
President and Chief Executive Officer

February 1, 2000

Massachusetts Mutual Variable Annuity Separate Account 1 -  Flex Extra (Qualified)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	* Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division

ASSETS

Investments
Number of shares (Note 2)	42,051,500	97,496,294	10,410,767	70,765,817	8,952,508	12,064,160	14,213,510

Identified cost (Note 3B)	$1,145,995,171	$ 97,496,294	$ 127,484,076	$1,451,559,429	$ 357,296,415	$ 229,051,704	$ 72,130,129

Value (Note 3A)	$1,537,208,799	$ 97,496,294	$ 120,872,748	$1,663,472,319	$ 736,880,929	$ 403,063,573	$ 70,641,144
Dividends receivable	48,169,944	419,198	1,838,966	45,843,938	-	-	-

Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-

Other assets	2,041	19	336	3,191	368	223	122

Total assets	1,585,380,784	97,915,511	122,712,050	1,709,319,448	736,881,297	403,063,796	70,641,266

LIABILITIES

Annuitant mortality fluctuation reserve (Note 3D)	31,410	354	2,655	56,579	4,774	2,984	627

Payable to Massachusetts Mutual Life Insurance Company	6,079,967	433,486	487,564	6,840,457	2,449,397	1,077,277	419,147

Total liabilities	6,111,377	433,840	490,219	6,897,036	2,454,171	1,080,261	419,774

NET ASSETS	$1,579,269,407	$ 97,481,671	$ 122,221,831	$1,702,422,412	$ 734,427,126	$ 401,983,535	$ 70,221,492

Net Assets:
Accumulation units value	$1,578,222,391	$ 97,469,874	$ 122,133,320	$1,700,536,460	$ 734,267,997	$ 401,884,077	$ 70,200,599

Annuity reserves (Note 3E)	1,047,016	11,797	88,511	1,885,952	159,129	99,458	20,893

Net assets	$1,579,269,407	$ 97,481,671	$ 122,221,831	$1,702,422,412	$ 734,427,126	$ 401,983,535	$ 70,221,492

Accumulation units (Note 8)

Contractowners	391,979,714	57,438,136	54,486,992	515,226,264	211,951,583	178,746,173	51,370,362

Massachusetts Mutual Life Insurance Company	-	-	-	-	5,000	5,000	5,000

Total units	391,979,714	57,438,136	54,486,992	515,226,264	211,956,583	178,751,173	51,375,362

NET ASSET VALUE PER ACCUMULATION UNIT

December 31, 1999	$ 4.03	$ 1.70	$ 2.24	$ 3.30	$ 3.46	$ 2.25	$ 1.37

December 31, 1998	4.24	1.64	2.31	3.39	1.91	1.44	1.35

December 31, 1997	3.70	1.58	2.17	3.02	1.72	1.28	1.33

December 31, 1996	2.91	1.52	2.00	2.53	1.56	1.05	1.23

December 31, 1995	2.45	1.47	1.96	2.25	1.32	0.91	1.12

*	This division invests in the Oppenheimer Aggressive Growth Fund/VA.

See Notes to Financial Statements.

F-2

Massachusetts Mutual Variable Annuity Separate Account 1 -  Flex Extra (Qualified)

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1999

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	* Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division

Investment income

Dividends (Note 3B)	$ 48,184,517	$ 4,189,261	$ 8,204,015	$ 93,148,022	$ -	$ 11,529,949	$4,314,109

Expenses

Mortality and expense risk fees and administrative expenses (Note 4)	22,846,112	1,161,684	1,733,391	24,323,942	6,123,138	3,729,058	968,036

Net investment income (loss) (Note 3C)	25,338,405	3,027,577	6,470,624	68,824,080	(6,123,138)	7,800,891	3,346,073

Net realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments (Notes 3B, 3C and 7)	105,459,577	-	(1,317,346)	85,411,666	12,275,364	7,289,689	93,999

Change in net unrealized appreciation/depreciation of investments	(217,242,437)	-	(9,397,685)	(199,070,966)	314,988,560	128,092,626	(2,408,568)

Net gain (loss) on investments	(111,782,860)	-	(10,715,031)	(113,659,300)	327,263,924	135,382,295	(2,315,109)

Net increase (decrease) in net assets resulting from operations	$ (86,444,455)	$ 3,027,677	$ (4,244,407)	$ (44,835,220)	$321,140,786	$143,183,186	$1,030,904

*	This division invests in the Oppenheimer Aggressive Growth Fund/VA.

See Notes to Financial Statements.

F-3

Massachusetts Mutual Variable Annuity Separate Account 1 -  Flex Extra (Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1999

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	*Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division

Increase (decrease) in net assets

Operations:

Net investment income (loss)	$ 25,338,405	$ 3,027,577	$ 6,470,624	$ 68,824,080	$ (6,123,138)	$ 7,800,891	$ 3,346,073

Net realized gain (loss) on investments	105,459,577	-	(1,317,346)	85,411,666	12,272,364	7,289,669	93,399

Change in net unrealized appreciation/depreciation of investments	(217,242,437)	-	(9,397,685)	(199,070,966)	314,988,560	128,092,626	(2,408,568)

Net increase (decrease) in net assets resulting from operations	(86,444,455)	3,027,577	(4,244,407)	(44,835,220)	321,140,786	143,183,186	1,030,904

Capital transactions: (Note 8)

Net contract payments (Note 6)	164,645,688	19,644,103	16,726,627	149,366,064	56,528,672	31,599,299	7,656,857

Transfer to Guaranteed Principal Account	(8,753,787)	(2,715,818)	(2,073,037)	(9,495,444)	(2,006,535)	(1,224,243)	(566,782)

Withdrawal of funds	(270,663,968)	(25,419,093)	(19,036,479)	(279,479,979)	63,645,151)	(38,695,742)	(9,830,387)

Reimbursement (payment) of accumulation unit value fluctuation	992,502	238	11,679	715,142	(819,486)	(359,503)	(8,303)

Net charge (credit) to annuitant mortality fluctuation reserve (Note 3D)	(9,233)	173	(338)	27,176	(917)	(6,298)	166

Annuity benefit payments	(171,472)	(1,323)	(12,953)	(225,008)	(10,812)	(448)	(1,422)

Withdrawals due to administrative and contingent deferred sales charges (Note 6)	(4,721,356)	(315,856)	(849,178)	(5,112,680)	(1,201,712)	(619,457)	(143,093)

Divisional transfers	(21,378,081)	18,313,858	(6,189,342)	(37,650,302)	40,441,196	14,318,058	(7,855,387)

Net increase (decrease) in net assets resulting from capital transactions	(140,059,707)	9,506,282	(11,429,021)	(181,855,031)	29,285,255	5,011,666	(10,748,351)

Total increase (decrease)	(226,504,162)	12,533,859	(15,667,428)	(226,690,251)	350,426,041	148,194,852	(9,717,447)

NET ASSETS, at beginning of the year	1,805,773,569	84,947,812	137,889,259	1,929,112,663	384,001,085	253,788,683	79,938,939

NET ASSETS, at end of the year	$1,579,269,407	$97,481,671	$122,221,831	$1,702,422,412	$734,427,126	$401,983,535	$70,221,492

*	This division invests in the Oppenheimer Aggressive Growth Fund/VA.

See Notes to Financial Statements.

F-4

Massachusetts Mutual Variable Annuity Separate Account 1 -  Flex Extra (Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1998

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	*Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division

Increase (decrease) in net assets

Operations:

Net investment income	$ 65,832,910	$ 2,754,174	$ 6,435,688	$ 137,290,071	$ 4,621,601	$ 18,312,826	$ 1,029,818

Net realized gain on investments	40,715,247	-	175,578	40,453,309	3,796,453	2,316,249	585,727

Change in net unrealized appreciation/depreciation of investments	120,868,915	-	1,355,721	31,568,535	27,334,115	5,708,659	(647,713)

Net increase in net assets resulting from operations	227,417,072	2,754,174	7,966,987	209,311,915	35,752,169	26,337,734	967,832

Capital transactions: (Note 8)

Net contract payments (Note 6)	234,334,365	42,984,690	25,793,792	226,272,450	78,684,856	49,990,108	24,010,666

Transfer to Guaranteed Principal Account	(8,680,723)	(2,534,720)	(626,871)	(10,542,006)	(1,459,346)	(1,195,538)	(566,275)

Withdrawal of funds	(188,939,283)	(15,932,582)	(15,269,421)	(216,569,542)	(34,226,369)	(22,863,954)	(7,045,668)

Reimbursement (payment) of accumulation unit value fluctuation	(338,003)	3,327	(171,552)	(558,141)	(81,958)	(34,093)	(7,199)

Net charge (credit) to annuitant mortality fluctuation reserve (Note 3D)	36,577	99	2,739	(3,721)	5,939	(796)	1,944

Annuity benefit payments	(137,922)	(1,329)	(12,651)	(200,531)	(7,154)	(2,900)	(3,404)

Withdrawals due to administrative and contingent deferred sales charges (Note 6)	(3,928,657)	(230,496)	(778,593)	(4,707,537)	(764,333)	(395,028)	(102,820)

Divisional transfers	15,051,030	(11,732,070)	8,131,600	(9,727,276)	80,515	1,576,742	(3,380,541)

Net increase (decrease) in net assets resulting from capital transactions	47,397,384	12,556,919	17,069,043	(16,036,304)	42,232,150	27,074,541	12,906,703

Total increase	274,814,456	15,311,093	25,036,030	193,275,611	77,984,319	53,412,275	13,874,535

NET ASSETS, at beginning of the year	1,530,959,113	69,636,719	112,853,229	1,735,837,052	306,016,766	200,376,408	66,064,404

NET ASSETS, at end of the year	$1,805,773,569	$ 84,947,812	$ 137,889,259	$1,929,112,663	$ 384,001,085	$ 253,788,683	$ 79,938,939

*	This division invests in the Oppenheimer Aggressive Growth Fund/VA. Prior to May 1, 1998, Oppenheimer Aggressive Growth Fund was called the Oppenheimer Capital Appreciation Fund.

See Notes to Financial Statements.

F-5

Massachusetts Mutual Variable Annuity Separate Account 1 -  Flex Extra (Qualified)

Notes To Financial Statements

1.	HISTORY

Massachusetts Mutual Variable Annuity Separate Account 1 (“Separate Account 1”) is a separate investment account established on April 8, 1981 by Massachusetts Mutual Life Insurance Company (“MassMutual”). Separate Account 1 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 (“the 1940 Act”) and the rules promulgated thereunder.

MassMutual maintains three segments within Separate Account 1. The segments are Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified.) These notes and the financial statements presented herein, with the exception of Note 9, describe and consist only of the Flex Extra (Qualified) segment (the “Segment”).

On September 13, 1994, MassMutual paid $15,000 to provide the initial capital for the Segment ’s three most recently established divisions: 1,516 shares were purchased in the management investment company described in Note 2 supporting the three Oppenheimer divisions of the Segment.

2.	INVESTMENT OF THE SEGMENT’S ASSETS

The Flex Extra (Qualified) Segment maintains seven divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund, the MML Blend Division invests in shares of MML Blend Fund, the Oppenheimer Capital Appreciation Division invests in shares of Oppenheimer Aggressive Growth Fund/VA, the Oppenheimer Global Securities Division invests in shares of Oppenheimer Global Securities Fund/VA and the Oppenheimer Strategic Bond Division invests in shares of Oppenheimer Strategic Bond Fund/VA.

MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are four of the eight separate series of shares of the MML Series Investment Fund (the “MML Trust”). The MML Trust is an open-end, management investment company registered under the 1940 Act. MassMutual serves as the investment adviser to the MML Trust. David L. Babson & Company, Inc. ( “Babson”) a controlled subsidiary of MassMutual, served as the investment sub-adviser to MML Equity Fund and the equity sector of the MML Blend Fund (effective January 1, 2000, Babson will continue to serve as the sub-adviser to the MML Equity Fund and will become the sub-advisor to the MML Money Market Fund, MML Managed Bond Fund and the entire MML Blend Fund).

Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Global Securities Fund/VA and Oppenheimer Strategic Bond Fund/VA are part of the Oppenheimer Variable Account Funds (the “Oppenheimer Trust”). The Oppenheimer Trust is a diversified, open-end, management investment company registered under the 1940 Act, for which OppenheimerFunds, Inc. (“OFI”), a controlled subsidiary of MassMutual, serves as investment adviser.

In addition to the seven divisions of the Segment, a contract owner may also allocate funds to the Guaranteed Principal Account, which is part of MassMutual’s general account. Because of exemptive and exclusionary provisions, interests in the Guaranteed Principal Account, which is part of MassMutual’s general account, are not registered under the Securities Act of 1933. Also, the general account is not registered as an investment company under the 1940 Act.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by the Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation

Investments in MML Trust and Oppenheimer Trust are each stated at market value which is the net asset value of each of the respective underlying funds.

Notes To Financial Statements (Continued)

B. Accounting for Investments

Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

Operations of the Segment form a part of the total operations of MassMutual, and the Segment is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Segment will not be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to contracts which depend on the Segment’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Segment.

D. Annuitant Mortality Fluctuation Reserve

The Segment maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is charged quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from MassMutual are then made quarterly to adjust the Segment. Net transfers from MassMutual to the segment totaled $18,448 and $218,271 for the years ended December 31, 1999 and 1998. The reserve is subject to a maximum of 3% of the Segment‘s annuity reserves. Any mortality losses in excess of this reserve will be assumed by MassMutual. The reserve is not available to owners of contracts except to the extent necessary to cover mortality losses under the contracts.

E. Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1971 Individual Annuity Mortality Table, as modified.

F. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.	CHARGES FOR MORTALITY AND EXPENSE RISKS AND ADMINISTRATIVE EXPENSES

Daily charges are made which are currently equivalent on an annual basis to 1.30% of the net asset value of the Segment (the “Net Asset Value”). The mortality and expense risk part of this charge is made daily at an annual rate which is currently equal to 1.15%, and will not exceed 1.25% of the Net Asset Value. The administrative expense part of this charge is made daily at an annual rate of 0.15% of the Net Asset Value.

5.	DISTRIBUTION AGREEMENT

MML Distributors, LLC ( “MML Distributors”), a wholly-owned subsidiary of MassMutual, serves as the principal underwriter for the contracts pursuant to an underwriting and servicing agreement among MML Distributors, MassMutual and Separate Account 1. MML Distributors is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the “NASD”). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the contracts.

MML Investors Services, Inc. (“MMLISI”), a wholly-owned subsidiary of MassMutual, serves as co-underwriter for the contracts pursuant to underwriting and servicing agreements among MMLISI, MassMutual and Separate Account 1. MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the contracts as authorized variable life insurance agents under applicable state insurance laws.

Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contracts are paid by MassMutual on behalf of MML Distributors or MMLISI. MML Distributors and MMLISI also receive compensation for their activities as underwriters of the contracts.

6.	CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED SALES CHARGES AND PREMIUM TAXES

For The Year Ended	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division
December 31, 1999

Gross contract payments	$164,686,863	$19,649,016	$16,730,810	$149,403,418	$56,542,809	$31,607,202	$ 7,658,772

Less deduction for premium taxes	41,175	4,913	4,183	37,354	14,137	7,903	1,915

Net contract payments	$164,645,688	$19,644,103	$16,726,627	$149,366,064	$56,528,672	$31,599,299	$ 7,656,857

Administrative and contingent deferred sales charges	$ 4,721,356	$ 315,856	$ 849,178	$ 5,112,680	$ 1,201,712	$ 619,457	$ 143,093

For The Year Ended	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division
December 31, 1998

Gross contract payments	$234,397,808	$42,996,327	$25,800,775	$226,333,711	$78,706,159	$50,003,642	$24,017,166

Less deduction for premium taxes	63,443	11,637	6,983	61,261	21,303	13,534	6,500

Net contract payments	$234,334,365	$42,984,690	$25,793,792	$226,272,450	$78,684,856	$49,990,108	$24,010,666

Administrative and contingent deferred sales charges	$ 3,928,657	$ 230,496	$ 778,593	$ 4,707,537	$ 764,333	$ 395,028	$ 102,820

7. PURCHASES AND SALES OF INVESTMENTS
For The Year Ended	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division
December 31, 1999

Cost of purchases	$113,184,124	$54,791,840	$18,301,810	$180,145,631	$49,993,441	$31,818,034	$ 7,105,848
Proceeds from sales	(191,688,452)	(41,442,134)	(22,583,716)	(225,913,597)	(26,105,368)	(19,060,596)	(14,319,599)

Notes To Financial Statements (Continued)

8.	NET INCREASE (DECREASE) IN ACCUMULATION UNITS

For The Year Ended	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division
December 31, 1999

Units purchased	38,936,751	11,902,635	7,356,213	44,140,390	25,073,912	19,756,450	5,694,099

Units withdrawn and transferred to Guaranteed Principal Account	(67,035,132)	(17,105,478)	(9,683,176)	(86,782,229)	(28,711,271)	(24,736,079)	(7,827,696)

Units transferred between divisions	(5,425,289)	10,867,957	(2,749,545)	(11,292,201)	14,746,187	7,187,999	(5,852,216)

Units transferred to annuity reserves	(92,733)	-	(6,103)	(48,954)	(15,364)	(27,665)	-

Net increase (decrease)	(33,616,403)	5,665,114	(5,082,611)	(53,982,994)	11,093,464	2,180,705	(7,985,813)

Units, at beginning of the year	425,596,117	51,773,022	59,569,603	569,209,258	200,863,119	176,570,468	59,361,175

Units, at end of the year	391,979,714	57,438,136	54,486,992	515,226,264	211,956,583	178,751,173	51,375,362

For The Year Ended	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	Oppenheimer Capital Appreciation Division	Oppenheimer Global Securities Division	Oppenheimer Strategic Bond Division
December 31, 1998

Units purchased	59,734,461	26,754,409	11,399,352	71,075,656	44,410,224	37,130,101	17,833,894

Units withdrawn and transferred to Guaranteed Principal Account	(51,636,826)	(11,662,859)	(7,400,382)	(72,902,856)	(20,774,729)	(18,331,820)	(5,759,178)

Units transferred between divisions	3,612,016	(7,379,349)	3,535,629	(3,097,482)	(359,270)	710,523	(2,540,000)

Units transferred to annuity reserves	(48,546)	-	-	(78,931)	(17,205)	(6,958)	-

Net increase (decrease)	11,661,105	7,712,201	7,534,599	(5,003,613)	23,259,020	19,501,846	9,534,716

Units, at beginning of the year	413,935,012	44,060,821	52,035,004	574,212,871	177,604,099	157,068,622	49,826,459

Units, at end of the year	425,596,117	51,773,022	59,569,603	569,209,258	200,863,119	176,570,468	59,361,175

9.	CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1

As discussed in Note 1, the financial statements only represent activity of the Flex Extra (Qualified) segment of the Massachusetts Mutual Variable Annuity Separate Account 1. The combined net assets as of December 31, 1999 for the Massachusetts Mutual Variable Annuity Separate Account 1, which includes the segments pertaining to the Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified) are as follows:

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	*Oppenheimer Capital Appreciation Division	*Oppenheimer Global Securities Division	*Oppenheimer Strategic Bond Division

Total assets	$1,703,866,600	$107,644,771	$132,667,722	$1,912,871,928	$736,881,297	$403,063,796	$70,641,266

Total liabilities	6,450,532	461,959	521,566	7,579,548	2,454,171	1,080,261	419,774

Net assets	$1,697,416,068	$107,182,812	$132,146,156	$1,905,292,380	$734,427,126	$401,983,535	$70,221,492

Net assets consist of:

Accumulation units —value	$1,695,899,210	$107,114,013	$132,019,299	$1,902,938,611	$734,267,997	$401,884,077	$70,200,599

Annuity reserves	1,516,858	68,799	126,857	2,353,769	159,129	99,458	20,893

Net assets	$1,697,416,068	$107,182,812	$132,146,156	$1,905,292,380	$734,427,126	$401,983,535	$70,221,492

*	Offered on the Flex Extra (Qualified) Contracts only.

Independent Auditors’ Report

The Board of Directors and Policyowners of
Massachusetts Mutual Life Insurance Company

We have audited the accompanying statement of Assets and Liabilities of each of the divisions of the Flex Extras (Qualified) Segment of Massachusetts Mutual Variable Annuity Separate Account I (“the Account ”), as of December 31, 1999, and the related statements of Operations and of Changes in Net Assets for the year then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audit. The Financial Statements of the account for the year ended December 31, 1998, were audited by other auditors, whose report, dated February 25, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999 by correspondence with the investment company. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1999, and the results of its operations and its changes in net assets for the year then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
New York, New York
February 1, 2000